UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309

Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 - July 31, 2012

Item 1.    Schedule of Investments.
Attached hereto.

AVK Advent Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2012 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 158.3%
	Convertible Bonds - 89.8%
	Advertising - 0.8%
3,100,000	Interpublic Group of Cos., Inc.	BB+	4.75%	03/15/2023	03/15/13 @ 100	$3,278,250

	Auto Manufacturers - 1.9%
3,104,000	Ford Motor Co.	BB+	4.25%	11/15/2016	N/A	4,202,040
3,523,000	Navistar International Corp.	CCC+	3.00%	10/15/2014	N/A	3,131,066
						7,333,106

	Auto Parts & Equipment - 2.0%
8,938,000	Meritor, Inc.(a)	B-	4.63%	03/01/2026	03/01/16 @ 100	7,820,750

	Biotechnology - 10.4%
9,897,000	Amgen, Inc., Series B(d)	A+	0.38%	02/01/2013	N/A	10,998,041
9,728,000	Gilead Sciences, Inc., Series C	A-	1.00%	05/01/2014	N/A	12,622,080
13,420,000	Illumina, Inc.(b)	NR	0.25%	03/15/2016	N/A	12,262,525
4,350,000	Vertex Pharmaceuticals, Inc.	NR	3.35%	10/01/2015	10/01/13 @ 101	5,258,063
						41,140,709

	Coal - 2.3%
7,586,000	Alpha Appalachia Holdings, Inc.	BB-	3.25%	08/01/2015	N/A	6,523,960
3,100,000	Peabody Energy Corp.	B+	4.75%	12/15/2041	12/20/36 @ 100	2,445,125
						8,969,085

	Commercial Services - 0.9%
3,200,000	Sotheby's	BB	3.13%	06/15/2013	N/A	3,508,000

	Computers - 5.1%
1,705,000	EMC Corp., Series B	A	1.75%	12/01/2013	N/A	2,838,825
5,917,000	Netapp, Inc.	NR	1.75%	06/01/2013	N/A	6,885,909
9,248,000	SanDisk Corp.	BB	1.50%	08/15/2017	N/A	10,323,080
						20,047,814

	Entertainment - 1.1%
4,108,000	International Game Technology	BBB	3.25%	05/01/2014	N/A	4,323,670

	Health Care Products - 3.7%
5,040,000	HeartWare International, Inc.	NR	3.50%	12/15/2017	N/A	6,048,000
9,162,000	Hologic, Inc., Series 2012(a) (c)	B+	2.00%	03/01/2042	03/06/18 @ 100	8,646,638
						14,694,638

	Health Care Services - 4.5%
11,810,000	LifePoint Hospitals, Inc.	B	3.50%	05/15/2014	N/A	12,489,075
4,796,000	Molina Healthcare, Inc., Series MOH	NR	3.75%	10/01/2014	N/A	5,359,530
						17,848,605

	Internet - 4.3%
3,100,000	priceline.com, Inc.(b) (d)	BBB	1.00%	03/15/2018	N/A	3,324,750
4,665,000	TIBCO Software, Inc.(b)	NR	2.25%	05/01/2032	05/05/17 @ 100	4,630,012
11,300,000	WebMD Health Corp.	NR	2.50%	01/31/2018	N/A	9,223,625
						17,178,387

	Investment Companies - 2.6%
5,173,000	Ares Capital Corp.(b)	BBB	4.88%	03/15/2017	N/A	5,147,135
2,400,000	Billion Express Investments Ltd. (Hong Kong)	NR	0.75%	10/18/2015	N/A	2,481,000
SGD 3,250,000	Temasek Financial III Pte Ltd., Series REGS (Singapore)(e)	NR	0.00%	10/24/2014	N/A	2,730,757
						10,358,892

	Iron & Steel - 1.3%
4,550,000	Allegheny Technologies, Inc.	BBB-	4.25%	06/01/2014	N/A	5,226,813

	Lodging - 2.0%
7,868,000	MGM Resorts International	B-	4.25%	04/15/2015	N/A	7,808,990

	Media - 1.3%
11,915,000	Liberty Interactive, LLC	BB	3.50%	01/15/2031	10/01/12 @ 100	5,257,494

	Mining - 6.6%
1,000,000	African Minerals Ltd. (Bermuda)	NR	8.50%	02/10/2017	02/24/15 @ 110	974,400
6,900,000	Glencore Finance Europe SA (Luxembourg)	BBB	5.00%	12/31/2014	N/A	7,922,925
7,600,000	Goldcorp, Inc. (Canada)	BBB+	2.00%	08/01/2014	N/A	8,502,500
4,983,000	Newmont Mining Corp., Series A	BBB+	1.25%	07/15/2014	N/A	5,960,913
2,175,000	Newmont Mining Corp., Series B	BBB+	1.63%	07/15/2017	N/A	2,764,969
						26,125,707

	Oil & Gas - 3.0%
4,300,000	Goodrich Petroleum Corp.	CCC+	5.00%	10/01/2029	10/01/14 @ 100	3,966,750
2,330,000	Premier Oil Finance, Series PMO (United Kingdom)	NR	2.88%	06/27/2014	N/A	2,694,645
5,598,000	Stone Energy Corp.(b)	NR	1.75%	03/01/2017	N/A	5,367,082
						12,028,477

	Oil & Gas Services - 0.1%
405,000	Cal Dive International, Inc.(b)	NR	5.00%	07/15/2017	N/A	394,369

	Pharmaceuticals - 8.4%
3,600,000	Endo Health Solutions, Inc.	NR	1.75%	04/15/2015	N/A	4,261,500
3,273,000	Medicis Pharmaceutical Corp.	NR	1.38%	06/01/2017	N/A	3,285,274
12,302,000	Omnicare, Inc., Series OCR	B+	3.25%	12/15/2035	12/15/15 @ 100	11,886,808
2,950,000	Salix Pharmaceuticals Ltd.(b)	NR	1.50%	03/15/2019	N/A	2,997,937
JPY 440,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(e)	NR	0.00%	09/17/2015	N/A	6,050,704
4,000,000	Shire PLC, Series SHP (Jersey)	NR	2.75%	05/09/2014	N/A	4,560,000
						33,042,223

	Real Estate - 0.6%
2,435,000	Forest City Enterprises, Inc.	B-	4.25%	08/15/2018	N/A	2,419,781

	Real Estate Investment Trusts - 6.0%
2,100,000	Annaly Capital Management, Inc.	NR	4.00%	02/15/2015	N/A	2,674,875
4,342,000	Annaly Capital Management, Inc.	NR	5.00%	05/15/2015	N/A	4,379,993
5,700,000	Health Care REIT, Inc.	BBB-	3.00%	12/01/2029	12/01/14 @ 100	7,053,750
1,300,000	Host Hotels & Resorts, LP(b)	BB+	2.50%	10/15/2029	10/20/15 @ 100	1,623,375
7,000,000	SL Green Operating Partnership, LP(b)	BB+	3.00%	10/15/2017	N/A	8,023,750
						23,755,743

	Retail - 1.8%
7,727,000	RadioShack Corp.(b)	Caa1	2.50%	08/01/2013	N/A	7,012,253

	Semiconductors - 10.6%
14,414,000	Advanced Micro Devices, Inc.	BB-	6.00%	05/01/2015	N/A	14,612,193
6,550,000	Lam Research Corp.	BBB-	0.50%	05/15/2016	N/A	6,345,313
1,264,000	Linear Technology Corp., Series A	NR	3.00%	05/01/2027	05/01/14 @ 100	1,327,200
7,738,000	Micron Technology, Inc., Series A(b)	NR	1.50%	08/01/2031	08/05/15 @ 100	7,031,907
3,425,000	ON Semiconductor Corp.	BB	1.88%	12/15/2025	12/20/12 @ 100	3,780,344
6,834,000	Xilinx, Inc.	BBB+	2.63%	06/15/2017	N/A	8,807,317
						41,904,274

	Software - 5.6%
16,525,000	Electronic Arts, Inc.	NR	0.75%	07/15/2016	N/A	14,727,906
2,615,000	Nuance Communications, Inc.(b)	BB-	2.75%	11/01/2031	11/06/17 @ 100	2,762,094
3,100,000	Take-Two Interactive Software, Inc.	NR	4.38%	06/01/2014	N/A	3,541,750
1,250,000	Take-Two Interactive Software, Inc.(b)	NR	1.75%	12/01/2016	N/A	1,115,625
						22,147,375

	Telecommunications - 2.9%
5,275,000	Ciena Corp.(b)	NR	4.00%	03/15/2015	N/A	5,888,219
630,000	Ciena Corp.	B	0.88%	06/15/2017	N/A	540,225
4,347,000	Ciena Corp.(b)	B	3.75%	10/15/2018	N/A	4,895,808
						11,324,252

	Total Convertible Bonds - 89.8%
	(Cost $352,312,606)					354,949,657

	Corporate Bonds - 53.9%
	Agriculture - 0.3%
1,100,000	North Atlantic Trading Co.(b)	B-	11.50%	07/15/2016	07/15/13 @ 109	1,100,000

	Auto Manufacturers - 4.2%
500,000	DaimlerChrysler Group, LLC/CG Co.-Issuer, Inc.	B	8.25%	06/15/2021	06/15/16 @ 104	523,125
2,126,000	Ford Motor Co.	BB+	7.13%	11/15/2025	N/A	2,420,983
2,989,000	Ford Motor Co.	BB+	6.63%	02/15/2028	N/A	3,231,790
3,117,000	Ford Motor Co.	BB+	6.63%	10/01/2028	N/A	3,444,584
923,000	Ford Motor Co.	BB+	6.38%	02/01/2029	N/A	981,461
250,000	Jaguar Land Rover PLC (United Kingdom)(b)	BB-	7.75%	05/15/2018	05/15/14 @ 106	267,500
250,000	Jaguar Land Rover PLC (United Kingdom)(b)	BB-	8.13%	05/15/2021	05/15/16 @ 104	266,875
6,026,000	Navistar International Corp.	CCC+	8.25%	11/01/2021	11/01/14 @ 104	5,679,505
						16,815,823

	Auto Parts & Equipment - 2.9%
500,000	Cooper Tire & Rubber Co.	BB-	8.00%	12/15/2019	N/A	538,125
1,650,000	Dana Holding Corp.	BB	6.75%	02/15/2021	02/15/16 @ 103	1,784,063
7,320,000	Goodyear Tire & Rubber Co.	B+	8.25%	08/15/2020	08/15/15 @ 104	8,015,400
750,000	Lear Corp.	BB	7.88%	03/15/2018	03/15/14 @ 104	824,062
500,000	Pittsburgh Glass Works, LLC(b)	B+	8.50%	04/15/2016	04/15/13 @ 104	467,500
						11,629,150

	Banks - 1.4%
1,750,000	Ally Financial, Inc.	B+	7.50%	09/15/2020	N/A	2,047,500
1,250,000	CIT Group, Inc.(b)	BB-	5.50%	02/15/2019	N/A	1,321,875
1,050,000	CIT Group, Inc.	BB-	5.00%	08/15/2022	N/A	1,053,281
1,000,000	Synovus Financial Corp.	B-	5.13%	06/15/2017	N/A	955,000
						5,377,656

	Building Materials - 0.2%
625,000	Roofing Supply Group, LLC / Roofing Supply Finance, Inc.(b)	CCC+	10.00%	06/01/2020	06/01/15 @ 108	673,438

	Chemicals - 0.6%
EUR 650,000	Ineos Group Holdings Ltd. (Luxembourg)(b)	CCC+	7.88%	02/15/2016	02/15/13 @ 101	688,436
EUR 600,000	Ineos Group Holdings Ltd., Series REGS (Luxembourg)	CCC+	7.88%	02/15/2016	02/15/13 @ 101	635,480
1,375,000	Vertellus Specialties, Inc.(b)	B-	9.38%	10/01/2015	04/01/13 @ 105	1,141,250
						2,465,166

	Coal - 1.2%
825,000	Alpha Natural Resources, Inc.	BB-	6.25%	06/01/2021	06/01/16 @ 103	717,750
3,056,000	Peabody Energy Corp.(b)	BB+	6.00%	11/15/2018	N/A	3,071,280
100,000	Peabody Energy Corp.(b)	BB+	6.25%	11/15/2021	N/A	99,250
751,000	SunCoke Energy, Inc.	B+	7.63%	08/01/2019	08/01/14 @ 106	750,061
						4,638,341

	Commercial Services - 3.1%
8,778,000	Avis Budget Car Rental, LLC(j)	B	8.25%	01/15/2019	10/15/14 @ 104	9,469,268
1,050,000	Neff Rental, LLC(b)	B-	9.63%	05/15/2016	05/15/13 @ 107	1,047,375
900,000	Service Corporation International	BB-	8.00%	11/15/2021	N/A	1,064,250
625,000	UR Merger Sub Corp.(b)	B	7.63%	04/15/2022	04/15/17 @ 104	666,406
						12,247,299

	Distribution & Wholesale - 0.2%
1,250,000	Marfrig Overseas Ltd. (Brazil)(b)	B+	9.50%	05/04/2020	05/04/15 @ 105	962,500

	Diversified Financial Services - 2.1%
900,000	Air Lease Corp.(b)	NR	5.63%	04/01/2017	N/A	901,125
500,000	Ford Motor Credit Co., LLC	BB+	12.00%	05/15/2015	N/A	621,638
1,400,000	International Lease Finance Corp.	BBB-	8.25%	12/15/2020	N/A	1,645,000
GBP 3,165,000	Thames Water Kemble Finance PLC, Series EMTN (United Kingdom)	B1	7.75%	04/01/2019	N/A	5,157,275
						8,325,038

	Electric - 0.4%
250,000	AES Corp.	BB-	8.00%	06/01/2020	N/A	295,000
750,000	AES Corp.(b)	BB-	7.38%	07/01/2021	N/A	861,562
750,000	Texas Competitive Electric Holdings Co., LLC(b)	CCC	11.50%	10/01/2020	04/01/16 @ 106	558,750
						1,715,312

	Electronics - 0.8%
3,162,000	Viasystems, Inc.(b)	BB-	7.88%	05/01/2019	05/01/15 @ 106	3,122,475

	Engineering & Construction - 0.2%
840,000	Empresas ICA SAB de CV (Mexico)(b)	B+	8.38%	07/24/2017	01/24/15 @ 106	846,300

	Entertainment - 0.2%
650,000	Mohegan Tribal Gaming Authority	CCC	6.13%	02/15/2013	N/A	613,437
200,000	Production Resource Group, Inc.	CCC+	8.88%	05/01/2019	05/01/14 @ 107	152,000
						765,437

	Food - 1.1%
1,000,000	Bumble Bee Acquisition Corp.(b)	B	9.00%	12/15/2017	12/15/14 @ 105	1,011,250
1,500,000	Land O'Lakes Capital Trust I(b)	BB	7.45%	03/15/2028	N/A	1,440,000
250,000	Minerva Luxembourg SA (Brazil)(b)	B+	12.25%	02/10/2022	02/10/17 @ 106	266,875
EUR 1,350,000	R&R Ice Cream PLC (United Kingdom)(b)	B+	8.38%	11/15/2017	11/15/13 @ 106	1,700,001
						4,418,126

	Forest Products & Paper - 1.3%
1,200,000	Appleton Papers, Inc.	CCC+	11.25%	12/15/2015	N/A	1,203,000
1,254,000	Resolute Forest Products	BB-	10.25%	10/15/2018	10/15/14 @ 105	1,413,885
1,500,000	Sappi Papier Holding GmbH (Austria)(b)	BB	6.63%	04/15/2021	04/15/16 @ 103	1,380,000
1,175,000	Verso Paper Holdings, LLC / Verso Paper, Inc.(b)	BB-	11.75%	01/15/2019	01/15/15 @ 109	1,210,250
						5,207,135

	Hand & Machine Tools - 0.0%+
70,000	Mcron Finance Sub, LLC / Mcron Finance Corp.(b) (j)	B+	8.38%	05/15/2019	05/15/15 @ 106	72,625

	Health Care Products - 0.4%
1,250,000	DJO Finance, LLC / DJO Finance Corp.	CCC+	9.75%	10/15/2017	10/15/13 @ 107	937,500
1,525,000	Rotech Healthcare, Inc.	B	10.50%	03/15/2018	03/15/15 @ 105	854,000
						1,791,500

	Health Care Services - 1.5%
1,750,000	Capella Healthcare, Inc.	B	9.25%	07/01/2017	07/01/13 @ 107	1,863,750
1,250,000	HCA Holdings, Inc.	B-	7.75%	05/15/2021	11/15/15 @ 104	1,367,187
1,335,000	Radiation Therapy Services, Inc.	B+	8.88%	01/15/2017	05/15/14 @ 104	1,248,225
300,000	Tenet Healthcare Corp.	BB-	8.88%	07/01/2019	07/01/14 @ 104	341,625
1,200,000	Tenet Healthcare Corp.	CCC+	8.00%	08/01/2020	08/01/15 @ 104	1,266,000
						6,086,787

	Home Builders - 0.3%
1,050,000	Beazer Homes USA, Inc.	CCC	8.13%	06/15/2016	N/A	1,069,687

	Household Products & Housewares - 3.1%
9,075,000	Reynolds Group Issuer, Inc.	B-	8.50%	05/15/2018	05/15/14 @ 104	9,188,438
500,000	Reynolds Group Issuer, Inc.	BB-	7.13%	04/15/2019	10/15/14 @ 104	533,750
200,000	Reynolds Group Issuer, Inc.(b)	B-	9.88%	08/15/2019	08/15/15 @ 105	212,250
150,000	Spectrum Brands Holdings, Inc.(b)	B	9.50%	06/15/2018	06/15/14 @ 105	172,125
1,000,000	Spectrum Brands Holdings, Inc.	B	9.50%	06/15/2018	06/15/14 @ 105	1,147,500
800,000	Yankee Candle Co., Inc., Series B	CCC+	9.75%	02/15/2017	02/15/13 @ 103	835,000
						12,089,063

	Insurance - 0.4%
1,000,000	MetLife, Inc.	BBB	10.75%	08/01/2039	08/01/34 @ 100	1,450,000

	Iron & Steel - 0.6%
35,000	AK Steel Corp.	B+	8.38%	04/01/2022	04/01/17 @ 104	29,750
750,000	Edgen Murray Corp.	B	12.25%	01/15/2015	01/15/13 @ 106	761,250
825,000	Essar Steel Algoma, Inc. (Canada)(b)	CCC-	9.88%	06/15/2015	06/15/13 @ 100	680,625
650,000	Optima Specialty Steel, Inc.(b)	B	12.50%	12/15/2016	12/15/14 @ 106	680,875
CAD 90,000	Russel Metals, Inc. (Canada)(b) (j)	Ba1	6.00%	04/19/2022	04/19/17 @ 103	90,467
						2,242,967

	Leisure Time - 0.1%
300,000	Carlson Wagonlit BV (Netherlands)(b)	B+	6.88%	06/15/2019	06/15/15 @ 105	311,250

	Lodging - 2.5%
1,000,000	Caesars Entertainment Operating Co., Inc.	CCC	10.00%	12/15/2018	12/15/13 @ 105	652,500
900,000	Caesars Entertainment Operating Co., Inc.(b)	B	8.50%	02/15/2020	02/15/16 @ 104	905,625
1,000,000	Marina District Finance Co., Inc.	BB-	9.88%	08/15/2018	08/15/14 @ 105	940,000
1,250,000	MGM Resorts International	B-	7.63%	01/15/2017	N/A	1,285,937
5,501,250	MTR Gaming Group, Inc.	B-	11.50%	08/01/2019	08/01/15 @ 106	5,666,288
380,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.(b)	BBB-	5.38%	03/15/2022	03/15/17 @ 103	382,850
						9,833,200

	Machinery-Diversified - 0.2%
750,000	Case New Holland, Inc.	BB+	7.88%	12/01/2017	N/A	883,125

	Media - 2.9%
900,000	American Media, Inc.(b)	B	12.00%	12/15/2017	12/15/13 @ 109	882,000
1,500,000	CCO Holdings, LLC	BB-	6.50%	04/30/2021	04/30/15 @ 105	1,631,250
188,000	Clear Channel Worldwide Holdings, Inc.(b)	B	7.63%	03/15/2020	03/15/15 @ 106	177,190
5,813,000	Clear Channel Worldwide Holdings, Inc.(b)	B	7.63%	03/15/2020	03/15/15 @ 106	5,595,013
1,000,000	Gray Television, Inc.	CCC+	10.50%	06/29/2015	11/01/12 @ 108	1,065,000
1,272,000	Media General, Inc.	CCC+	11.75%	02/15/2017	02/15/14 @ 106	1,443,720
625,000	Univision Communications, Inc.(b)	CCC+	8.50%	05/15/2021	11/15/15 @ 104	634,375
						11,428,548

	Mining - 3.3%
1,125,000	FMG Resources August 2006 Pty Ltd. (Australia)(b)	BB-	6.88%	02/01/2018	02/01/14 @ 105	1,140,469
9,208,000	FMG Resources August 2006 Pty Ltd. (Australia)(b)	BB-	8.25%	11/01/2019	11/01/15 @ 104	9,737,460
700,000	FMG Resources August 2006 Pty Ltd. (Australia)(b)	BB-	6.88%	04/01/2022	04/01/17 @ 103	700,875
750,000	Inmet Mining Corp. (Canada)(b)	B+	8.75%	06/01/2020	06/01/16 @ 104	742,500
625,000	Kaiser Aluminum Corp.(b)	BB-	8.25%	06/01/2020	06/01/16 @ 104	653,125
						12,974,429

	Oil & Gas - 4.6%
1,750,000	Alta Mesa Holdings, LP/Alta Mesa Finance Services Corp.	B	9.63%	10/15/2018	10/15/14 @ 105	1,763,125
1,100,000	Bill Barrett Corp.	BB-	7.63%	10/01/2019	10/01/15 @ 104	1,146,750
380,000	Bill Barrett Corp.	BB-	7.00%	10/15/2022	10/15/17 @ 104	374,300
2,374,000	Calumet Specialty Products Partners, LP/Calumet Finance Corp.(b)	B	9.63%	08/01/2020	08/01/16 @ 105	2,516,440
400,000	Clayton Williams Energy, Inc.	B-	7.75%	04/01/2019	04/01/15 @ 104	398,000
1,250,000	Energy XXI Gulf Coast, Inc.	B	9.25%	12/15/2017	12/15/14 @ 105	1,390,625
175,000	EP Energy, LLC / EP Energy Finance, Inc.(b)	B	9.38%	05/01/2020	05/01/16 @ 105	188,562
925,000	Hercules Offshore, Inc.(b)	B-	10.25%	04/01/2019	04/01/15 @ 108	901,875
500,000	Offshore Group Investment Ltd. (Cayman Islands)	B-	11.50%	08/01/2015	02/01/13 @ 109	552,500
1,000,000	OGX Austria GmbH (Austria)(b)	B	8.38%	04/01/2022	04/01/17 @ 104	837,500
350,000	Parker Drilling Co.(b) (j)	B+	9.13%	04/01/2018	04/01/14 @ 105	377,125
1,875,000	PetroBakken Energy Ltd. (Canada)(b)	CCC+	8.63%	02/01/2020	02/01/16 @ 104	1,889,063
725,000	Plains Exploration & Production Co.	BB-	6.13%	06/15/2019	06/15/16 @ 103	754,000
500,000	Plains Exploration & Production Co.	BB-	6.75%	02/01/2022	02/01/17 @ 103	537,500
500,000	Range Resources Corp.	BB	8.00%	05/15/2019	05/15/14 @ 104	556,250
180,000	Range Resources Corp.	BB	5.00%	08/15/2022	02/15/17 @ 103	185,625
1,250,000	Samson Investment Co.(b) (j)	B	9.75%	02/15/2020	02/15/16 @ 105	1,298,438
1,500,000	Tesoro Corp.	BB+	9.75%	06/01/2019	06/01/14 @ 105	1,710,000
250,000	Unit Corp.	BB-	6.63%	05/15/2021	05/15/16 @ 103	249,375
500,000	W&T Offshore, Inc.	B	8.50%	06/15/2019	06/15/15 @ 104	527,500
						18,154,553

	Oil & Gas Services - 0.7%
500,000	Forbes Energy Services Ltd.	B	9.00%	06/15/2019	06/15/15 @ 105	480,000
650,000	Green Field Energy Services, Inc.(b)	CCC	13.00%	11/15/2016	11/15/14 @ 110	568,750
1,500,000	SESI, LLC	BBB-	6.38%	05/01/2019	05/01/15 @ 103	1,601,250
						2,650,000

	Packaging & Containers - 0.0%+
125,000	Sealed Air Corp.(b)	BB	8.38%	09/15/2021	09/15/16 @ 104	143,125

	Pharmaceuticals - 0.3%
1,000,000	Valeant Pharmaceuticals International(b)	BB-	7.00%	10/01/2020	10/01/15 @ 104	1,037,500

	Pipelines - 0.4%
500,000	Crosstex Energy, LP	B+	8.88%	02/15/2018	02/15/14 @ 104	530,938
425,000	Eagle Rock Energy Partners, LP(b)	B	8.38%	06/01/2019	06/01/15 @ 104	420,219
750,000	Eagle Rock Energy Partners, LP	B	8.38%	06/01/2019	06/01/15 @ 104	741,562
						1,692,719

	Real Estate - 0.2%
750,000	Kennedy-Wilson, Inc.	BB-	8.75%	04/01/2019	04/01/15 @ 104	791,250

	Real Estate Investment Trusts - 0.2%
570,000	Omega Healthcare Investors, Inc.(b) (j)	BBB-	5.88%	03/15/2024	03/15/17 @ 103	612,750

	Retail - 3.4%
625,000	Burlington Coat Factory Warehouse Corp.	Caa1	10.00%	02/15/2019	02/15/15 @ 105	666,406
1,000,000	Dave & Buster's, Inc.	CCC+	11.00%	06/01/2018	06/01/14 @ 106	1,106,250
2,553,000	Fiesta Restaurant Group, Inc.	B2	8.88%	08/15/2016	02/15/14 @ 104	2,699,798
1,500,000	HOA Restaurant Group, LLC(b)	B	11.25%	04/01/2017	04/01/14 @ 106	1,400,625
1,000,000	Jo-Ann Stores, Inc.(b)	CCC+	8.13%	03/15/2019	03/15/14 @ 104	1,008,750
4,344,000	Rite AID Corp.	CCC	9.50%	06/15/2017	06/15/13 @ 103	4,468,890
950,000	Rite AID Corp.	CCC	9.25%	03/15/2020	03/15/16 @ 105	964,250
1,200,000	Toys "R" US, Inc.(j)	CCC+	7.38%	10/15/2018	N/A	1,074,000
215,000	Wok Acquisition Corp.(b)	CCC+	10.25%	06/30/2020	06/30/16 @ 105	226,825
						13,615,794

	Software - 0.4%
625,000	First Data Corp.	CCC+	11.25%	03/31/2016	09/30/12 @ 103	598,438
380,000	First Data Corp.	B-	12.63%	01/15/2021	01/15/16 @ 113	385,700
625,000	Infor US, Inc.(b) (j)	B-	11.50%	07/15/2018	07/15/15 @ 106	710,937
						1,695,075

	Storage & Warehousing - 1.7%
6,520,000	Niska Gas Storage US, LLC	B+	8.88%	03/15/2018	03/15/14 @ 104	6,609,650

	Telecommunications - 5.6%
300,000	Hughes Satellite Systems Corp.	B+	6.50%	06/15/2019	N/A	324,000
3,715,000	Intelsat Luxembourg SA (Luxembourg)	CCC+	11.25%	02/04/2017	02/15/13 @ 106	3,877,531
5,690,000	Level 3 Communications, Inc.	CCC	11.88%	02/01/2019	02/01/15 @ 106	6,358,575
2,500,000	NII Capital Corp.	B	8.88%	12/15/2019	12/15/14 @ 104	2,000,000
1,100,000	NII Capital Corp.	B	7.63%	04/01/2021	04/01/16 @ 104	847,000
1,500,000	Sorenson Communications, Inc.(b) (j)	NR	10.50%	02/01/2015	02/01/13 @ 103	1,177,500
1,250,000	Sprint Nextel Corp.	B+	9.25%	04/15/2022	N/A	1,381,250
650,000	Telesat Canada / Telesat, LLC (Canada)(b)	B-	6.00%	05/15/2017	05/15/14 @ 103	676,000
500,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	10/15/2019	10/15/14 @ 104	568,125
625,000	Wind Acquisition Finance SA (Luxembourg)(b)	BB-	11.75%	07/15/2017	07/15/13 @ 106	521,875
3,100,000	Windstream Corp.	B	8.13%	09/01/2018	09/01/14 @ 104	3,324,750
500,000	Windstream Corp.	B	7.75%	10/01/2021	10/01/16 @ 104	537,500
650,000	Windstream Corp.	B	7.50%	06/01/2022	06/01/17 @ 104	682,500
						22,276,606

	Transportation - 0.9%
190,000	Gulfmark Offshore, Inc.(b)	BB-	6.38%	03/15/2022	03/15/17 @ 103	194,750
625,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Island)	B+	8.13%	02/15/2019	02/15/15 @ 104	543,750
950,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc. (Marshall Island)	BB-	8.88%	11/01/2017	11/01/13 @ 104	964,250
1,250,000	Ship Finance International Ltd. (Bermuda)	B+	8.50%	12/15/2013	N/A	1,250,000
400,000	Swift Services Holdings, Inc.	B+	10.00%	11/15/2018	11/15/14 @ 105	437,000
						3,389,750

	Total Corporate Bonds - 53.9%
	(Cost $211,731,267)					213,211,149

	Term Loans - 0.4%(f)
990,000	Chrysler Group, LLC/CG Co.-Issuer, Inc., Tranche B	Ba2	6.00%	04/27/2017	N/A	1,007,168
625,000	Revel Entertainment	NR	9.00%	02/17/2017	N/A	509,375
	(Cost $1,551,927)					1,516,543

Number
of Shares	Description	Rating*	Coupon	Maturity		Value
	Convertible Preferred Stocks - 9.1%
	Aerospace & Defense - 2.1%
158,488	United Technologies Corp.(d)	A	7.50%	08/01/2015		8,360,242

	Auto Manufacturers - 2.2%
264,000	General Motors Co., Series B(d)	B+	4.75%	12/01/2013		8,836,080

	Banks - 2.2%
8,409	Bank of America Corp., Series L(g)	BB+	7.25%	-		8,551,953

	Insurance - 1.3%
83,250	MetLife, Inc.(d)	BBB-	5.00%	09/11/2013		5,218,942

	Oil & Gas - 1.3%
104,150	Apache Corp., Series D	BBB+	6.00%	08/01/2013		5,058,566

	Total Convertible Preferred Stocks - 9.1%
	(Cost $35,068,988)					36,025,783

	Common Stocks - 3.1%
	Auto Parts & Equipment - 0.6%
77,600	Visteon Corp.(h)					2,516,568

	Banks - 0.3%
31,400	JPMorgan Chase & Co.(d)					1,130,400

	Cosmetics & Personal Care - 0.4%
94,825	Avon Products, Inc.					1,468,839

	Lodging - 0.8%
34,500	Wynn Resorts Ltd.(d)					3,234,375

	Pharmaceuticals - 0.4%
125,350	Elan Corp. PLC, ADR (Ireland)(d)(h)					1,447,792

	Savings & Loans - 0.6%
177,166	New York Community Bancorp, Inc.					2,299,615

	Total Common Stocks - 3.1%
	(Cost $14,052,738)					12,097,589

	Exchange Traded Fund - 1.9%
82,500	iShares iBoxx $ High Yield Corporate Bond Fund(d)					7,565,250
	(Cost $7,500,180)

	Warrants - 0.1%
650	Greenfield Energy Service(h)			11/15/2021		13,650
281,002	MannKind Corp.(h)			02/15/2019		193,891
	(Cost $221,597)					207,541

	Total Long-Term Investments - 158.3%
	(Cost $622,439,303)					625,573,512

Contracts (100 shares per contract)	Options Purchased - 0.3%(h)		Expiration Month	Exercise Price		Value
	Call Options Purchased - 0.1%
1,907	Amarin Corp. PLC(d)		September 2012	15.00		190,700
286	BioMarin Pharmaceutical, Inc.		August 2012	50.00		7,865
318	BioMarin Pharmaceutical, Inc.		October 2012	50.00		33,390
155	HeartWare International, Inc.		September 2012	90.00		103,075
636	Isis Pharmaceuticals, Inc.		October 2012	16.00		25,440
2,542	Take-Two Interactive Software, Inc.		August 2012	10.00		50,840
3,178	Take-Two Interactive Software, Inc.		September 2012	10.00		143,010
	(Cost $917,938)					554,320

	Put Options Purchased - 0.2%
318	Cabela's, Inc.		September 2012	35.00		5,565
318	Dick's Sporting Goods, Inc.		September 2012	44.00		27,030
318	Hibbett Sports, Inc.		August 2012	55.00		11,130
7,944	iShares Russell 2000 Index Fund(d)		August 2012	73.00		182,712
1,909	iShares Russell 2000 Index Fund(d)		September 2012	76.00		337,893
	(Cost $886,520)					564,330

	Total Options Purchased - 0.3%
	(Cost $1,804,458)					1,118,650

Number
of Shares	Description					Value
	Short-Term Investments - 4.7%
	Money Market - 4.7%
18,633,338	Goldman Sachs FS Prime Obligations Fund - Administration Shares (i)					18,633,338
	(Cost $18,633,338)

	Total Investments - 163.3%
	(Cost $642,877,099)					645,325,500
	Other Assets in excess of Liabilities - 3.4%					13,645,350
	Total value of Options Written - (0.4%) (Premiums received $2,055,943)					(1,760,426)
	Preferred Shares, at redemption value - (-66.3% of Net Assets
	Applicable to Common Shareholders or -40.6% of Total Investments)					(262,000,000)
	Net Assets Applicable to Common Shareholders - 100.0%					$ 395,210,424

ADR - American Depositary Receipt
BV - Limited Liability Company
GmbH - Limited Liability
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
Pte Ltd - Private Limited
Pty - Proprietary
SA - Corporation
SAB de CV - Publicly Traded Company

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.

~	The principal amount is denominated in U.S. Dollars unless otherwise noted.

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional provisions are unaudited.

+	Less than 0.1%

(a)	Security is a "Step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2012 these securities amounted to $138,029,422, which represents 34.9% of net assets applicable to common shares.

(c)	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.

(d)	All or a portion of this security is segregated as collateral (or potential collateral for future transactions) for written options.

(e)	Zero coupon bond.

(f)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the date disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(g)	Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of July 31, 2012.

(h)	Non-income producing security.

(i)	A portion of this security has been physically segregated in connection with forward exchange currency contracts. At July 31, 2012, the total amount segregated was $10,186,031.

(j)	Illiquid security.

Contracts (100 shares per contract)	Options Written - 0.4%(h)	Expiration Month	Exercise Price	Value
	Call Options Written - 0.3%
1,907	Amarin Corp. PLC	December 2012	17.00	$ (314,655)
636	Amgen, Inc.	January 2013	80.00	(419,760)
477	Elan Corp. PLC	January 2013	17.00	(35,775)
1,897	General Motors Co.	January 2013	28.00	(26,558)
825	iShares iBoxx $ High Yield Corporate Bond Fund	December 2012	91.00	(107,250)
1,909	iShares Russell 2000 Index Fund	September 2012	85.00	(70,633)
314	JPMorgan Chase & Co.	January 2013	39.00	(48,984)
569	MetLife, Inc.	January 2013	35.00	(58,607)
32	priceline.com, Inc.	January 2013	770.00	(99,776)
804	United Technologies Corp.	January 2013	80.00	(165,624)
345	Wynn Resorts Ltd.	January 2014	125.00	(210,450)
	Total Value of Call Options Written - 0.3%
	Premiums Received ($1,887,504)			$ (1,558,072)

	Put Options Written - 0.1%
1,909	iShares Russell 2000 Index Fund	September 2012	73.00	$ (202,354)
	Premiums Received ($168,439)

	Total Value of Options Written - 0.4%
	Premiums Received ($2,055,943)			$ (1,760,426)

Country Breakdown as % of Long-Term Investments*
United States	88.1%
Luxembourg	2.2%
Canada	2.0%
Australia	1.9%
United Kingdom	1.7%
Japan	1.0%
Jersey	0.7%
Singapore	0.4%
Hong Kong	0.4%
Bermuda	0.4%
Austria	0.4%
Marshall Islands	0.2%
Ireland	0.2%
Brazil	0.2%
Mexico	0.1%
Cayman Islands	0.1%
Netherlands	0.0%**
*Subject to change daily.
**Less than 0.1%.

See previously submitted notes to financial statements for the period ended April 30, 2012.

AVK | Advent/Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2012 (unaudited)

Forward exchange currency contracts
						Net Unrealized
	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 7/31/12	Appreciation
EUR	2,000,000
for USD	2,461,368	The Bank of New York Mellon	9/18/2012	2,461,368	2,464,572	$ 3,204

EUR	2,500,000
for USD	3,070,107	The Bank of New York Mellon	9/18/2012	3,070,107	3,080,715	10,608

EUR	2,900,000
for USD	3,554,023	The Bank of New York Mellon	9/18/2012	3,554,023	3,573,630	19,607

						$ 33,419

						Net Unrealized
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/12	Appreciation/ (Depreciation)
EUR	2,500,000
for USD	3,145,675	The Bank of New York Mellon	9/18/2012	3,145,675	3,080,715	$ 64,960

EUR	7,500,000
for USD	9,437,025	The Bank of New York Mellon	9/18/2012	9,437,025	9,242,146	194,879

EUR	420,000
for USD	514,221	The Bank of New York Mellon	9/18/2012	514,221	517,560	(3,339)

EUR	700,000
for USD	857,920	The Bank of New York Mellon	9/18/2012	857,920	862,600	(4,680)

EUR	610,000
for USD	738,954	The Bank of New York Mellon	9/18/2012	738,954	751,695	(12,741)

GBP	3,200,000
for USD	4,967,328	The Bank of New York Mellon	9/18/2012	4,967,328	5,013,630	(46,302)

						$ 192,777

		Total unrealized appreciation for forward currency contracts				$ 226,196

AVK | Advent/Claymore Convertible Securities & Income Fund
Portfolio of Investments
July 31, 2012 (unaudited)

Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at July 31, 2012(1)	Notional Amount (000)	Paying Fixed Rate	Upfront Premium Paid	Unrealized (Depreciation)
J.P. Morgan Chase Bank NA	Nokia Oyj	Buy	9/20/2017	5.18%	EUR 8,890	5.00%	$ (2,471,774)	$ (660,966)

1 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

At July 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding swaps, written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Depreciation Derivatives and Foreign Currency
$ 646,929,379	$ 18,007,638	$ (19,611,517)	$ (1,603,879)	$ (139,253)

Securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees at July 31, 2012.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available.  A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1.Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended July 31, 2012.

On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of July 31, 2012:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(Value in $000s)
Assets:
Convertible Bonds	$-	$354,950	$-	$354,950
Corporate Bonds	-	213,211	-	213,211
Term Loans	-	1,517	-	1,517
Convertible Preferred Stocks	36,026	-	-	36,026
Common Stocks	12,098	-	-	12,098
Exchange Traded Fund	7,565	-	-	7,565
Warrants	-	208	-	208
Call Options Purchased	554	-	-	554
Put Options Purchased	564	-	-	564
Money Market Fund	18,633	-	-	18,633
Forward Exchange Currency Contracts	-	226	-	226
Total	$75,440	$570,112	$-	$645,552
Liabilities:
Call Options Written	$1,558	$-	$-	$1,558
Put Options Written	202	-	-	202
Credit Default Swaps	-	661	-	661
Total	$1,760	$661	$-	$2,421

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/Tracy V. Maitland
   Tracy V. Maitland
   President and Chief Executive Officer

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Tracy V. Maitland
      Tracy V. Maitland
      President and Chief Executive Officer

Date:	September 26, 2012

By:	/s/Robert White
      Robert White
      Treasurer and Chief Financial Officer

Date:	September 26, 2012